UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices)    (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of June 30, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.48%
	Business Services - 22.32%
4,939,691	ACI Worldwide, Inc.(a)	$121,368,208
1,350,344	ANSYS, Inc.(a)	123,205,387
152,997	Ellie Mae, Inc.(a)	10,677,661
573,814	Guidewire Software, Inc.(a)	30,371,975
1,757,691	MedAssets, Inc.(a)	38,774,663
4,615,448	NIC, Inc.(b)	84,370,389
839,899	Nuance Communications, Inc.(a)	14,706,631
2,105,553	PROS Holdings, Inc.(a)(b)	44,448,224
1,183,678	Tyler Technologies, Inc.(a)	153,144,260

		621,067,398

	Consumer Related - 1.95%
354,629	Dolby Laboratories, Inc. - Class A	14,071,679
1,206,892	DTS, Inc.(a)(b)	36,798,137
210,926	Rovi Corp.(a)	3,364,270

		54,234,086

	Industrial Products & Systems - 21.62%
1,610,055	Balchem Corp.(b)	89,712,265
671,005	CARBO Ceramics, Inc.	27,933,938
2,923,118	Cognex Corp.	140,601,976
2,627,918	Diodes, Inc.(a)(b)	63,359,103
968,140	Dynamic Materials Corp.(b)	10,649,540
1,164,141	FEI Co.	96,542,213
406,444	FLIR Systems, Inc.	12,526,604
775,447	Geospace Technologies Corp.(a)(b)	17,874,053
996,548	Proto Labs, Inc.(a)	67,247,059
1,971,101	Sun Hydraulics Corp.(b)	75,118,659

		601,565,410

	Information/Knowledge Management - 18.58%
1,935,376	American Software, Inc. - Class A(b)	18,386,072
2,608,142	Blackbaud, Inc.(b)	148,533,687
2,498,643	Manhattan Associates, Inc.(a)	149,044,055
2,784,456	NetScout Systems, Inc.(a)(b)	102,106,001
1,901,432	Quality Systems, Inc.	31,506,728
1,039,920	SolarWinds, Inc.(a)	47,971,510
1,705,518	Vocera Communications, Inc.(a)(b)	19,528,181

		517,076,234

	Medical/Health Care - 29.05%
1,837,113	Abaxis, Inc.(b)	94,574,577
1,133,343	Bio-Techne Corp.	111,600,285
764,168	Bruker Corp.(a)	15,596,669
2,923,149	Cantel Medical Corp.(b)	156,885,407
570,857	Cyberonics, Inc.(a)	33,943,157
1,321,202	Incyte Corp., Ltd.(a)	137,682,461
2,551,846	Medidata Solutions, Inc.(a)	138,616,275
2,267,916	Meridian Bioscience, Inc.(b)	42,273,954

Shares		Value (Note 1)

COMMON STOCKS - 97.48% (continued)
	Medical/Health Care - 29.05% (continued)
2,670,694	Quidel Corp.(a)(b)	$61,292,427
572,795	Veeva Systems, Inc. - Class A(a)	16,055,444

		808,520,656

	Miscellaneous - 3.96%
2,320,132	Neogen Corp.(a)(b)	110,067,062

Total Common Stocks (Cost $1,389,062,348)		2,712,530,846

SHORT TERM INVESTMENTS - 2.81%
59,209,875	Dreyfus Cash Management Institutional Shares, 0.04%(c)	59,209,875
19,045,582	Fidelity Institutional Money Market Portfolio, 0.11%(c)	19,045,582

Total Short Term Investments (Cost $78,255,457)		78,255,457

Total Value of Investments (Cost $1,467,317,805) - 100.29%		2,790,786,303
Liabilities in Excess of Other Assets - (0.29)%		(7,959,788)

Net Assets - 100.00%		$2,782,826,515

(a) Non-income producing investment.
(b) Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c) Represents 7 day effective yield at June 30, 2015.

Common Abbreviations:
Ltd. - Limited.

See Notes to Schedule of Investments.

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.20%
	Bermuda - 2.81%
9,990	Invesco, Ltd.	$374,525
23,097	Nabors Industries, Ltd.	333,290

		707,815

	Canada - 2.88%
19,300	Canadian Natural Resources, Ltd.	524,144
14,301	Dominion Diamond Corp.	200,375

		724,519

	Denmark - 2.95%
13,657	Novo Nordisk A/S - Class B	744,085

	Finland - 1.20%
7,474	Kone OYJ - Class B	303,299

	France - 8.32%
2,527	Dassault Systemes SA	183,740
1,621	Essilor International SA	193,367
23,866	Flamel Technologies SA(a)(b)	505,721
6,284	Sanofi	618,185
3,744	Societe BIC SA	596,882

		2,097,895

	Germany - 4.55%
4,168	Bayerische Motoren Werke AG	456,213
12,213	Carl Zeiss Meditec AG	311,391
5,418	SAP SE	378,120

		1,145,724

	Hong Kong - 3.13%
610,000	Kingdee International Software Group Co., Ltd.	363,566
126,000	Kingsoft Corp., Ltd.	425,063

		788,629

	Ireland - 13.45%
10,221	DCC PLC	802,987
15,897	ICON PLC(a)	1,069,868
4,222	Paddy Power PLC	361,811
4,099	Shire PLC	328,146
395,127	Total Produce PLC	533,455
7,646	Tyco International PLC	294,218

		3,390,485

	Israel - 3.42%
6,165	Check Point Software Technologies, Ltd.(a)	490,426
6,274	Teva Pharmaceutical Industries, Ltd.(b)	370,793

		861,219

Shares		Value (Note 1)

COMMON STOCKS - 95.20% (continued)
	Italy - 3.60%
31,034	Azimut Holding SpA	$907,859

	Japan - 10.60%
20,000	Japan Tobacco, Inc.	712,587
30,700	Mitsubishi Estate Co., Ltd.	661,360
20,900	Rakuten, Inc.	337,703
74,000	Sapporo Holdings, Ltd.	275,115
31,355	Yamaha Motor Co., Ltd.	685,847

		2,672,612

	Mexico - 2.00%
5,659	Fomento Economico Mexicano SAB de CV(b)	504,160

	Netherlands - 4.20%
19,880	QIAGEN NV(a)	492,825
19,068	Wolters Kluwer NV	566,419

		1,059,244

	Singapore - 0.66%
148,424	UOB-Kay Hian Holdings, Ltd.	165,301

	South Africa - 1.97%
13,390	Sasol, Ltd.(b)	496,234

	Spain - 1.53%
9,602	Grifols SA	386,764

	Switzerland - 12.05%
280	Givaudan SA	484,561
147	Lindt & Spruengli AG, Non-Voting	777,333
6,841	Nestle SA	493,895
2,751	Roche Holding AG	770,910
1,137	The Swatch Group AG	442,785
4,139	Transocean, Ltd.	66,721

		3,036,205

	United Kingdom - 15.88%
86,464	BAE Systems PLC	612,985
16,990	Carnival Corp.	839,136
17,504	Diageo PLC	506,333
238,952	Man Group PLC	589,086
321,080	Management Consulting Group PLC	76,936
56,062	Reed Elsevier PLC	911,705
55,464	UBM PLC	465,805

		4,001,986

Total Common Stocks (Cost $21,444,324)		23,994,035

SHORT TERM INVESTMENTS - 4.55%
1,146,739	Dreyfus Cash Management Institutional Shares, 0.04%(c)	1,146,739

Value (Note 1)

SHORT TERM INVESTMENTS - 4.55% (continued)
Total Short Term Investments (Cost $1,146,739)	$1,146,739

Total Value of Investments (Cost $22,591,063) - 99.75%	25,140,774
Other Assets in Excess of Liabilities - 0.25%	62,306

Net Assets - 100.00%	$25,203,080

(a) Non-income producing investment.
(b) American Depositary Receipt.
(c) Represents 7 day effective yield at June 30, 2015.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany &
Switzerland)
A/S - Aktieselskabis is a Danish term for a public limited liability corporation. (Denmark)
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ - Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC - Public Limited Company. (Ireland & United Kingdom)
SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Spain, Sweden, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all
Member States. (Germany)
SpA - Societa` Per Azioni is an Italian shared company. (Italy)

See Notes to Schedule of Investments.

Brown Capital Management Mid-Cap Fund+
Schedule of Investments
As of June 30, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 85.98%
	Consumer Discretionary - 28.59%
17,218	BorgWarner, Inc.	$978,671
4,252	Buffalo Wild Wings, Inc.(a)	666,246
15,376	Dick’s Sporting Goods, Inc.	796,015
5,854	DSW, Inc. - Class A	195,348
15,657	Gentherm, Inc.(a)	859,726
23,610	lululemon athletica, Inc.(a)	1,541,733
17,193	Michael Kors Holdings, Ltd.(a)	723,653
311	NVR, Inc.(a)	416,740
6,315	Polaris Industries, Inc.	935,315
48,189	PulteGroup, Inc.	971,008
11,436	Restoration Hardware Holdings, Inc.(a)	1,116,497
24,841	Toll Brothers, Inc.(a)	948,678
11,838	Tractor Supply Co.	1,064,710
10,101	Ulta Salon, Inc.(a)	1,560,099

		12,774,439

	Consumer Staples - 1.78%
5,937	Monster Beverage Co.(a)	795,677

	Energy - 3.61%
17,148	Atwood Oceanics, Inc.	453,393
22,180	Cameron International Corp.(a)	1,161,567

		1,614,960

	Financials - 10.36%
3,600	Evercore Partners, Inc. - Class A	194,256
15,551	Franklin Resources, Inc.	762,466
31,102	Stifel Financial Corp.(a)	1,795,829
24,114	T. Rowe Price Group, Inc.	1,874,381

		4,626,932

	Health Care - 16.98%
3,316	Biogen Idec, Inc.(a)	1,339,465
11,017	Celgene Corp.(a)	1,275,053
5,334	Jazz Pharmaceuticals PLC(a)	939,157
19,457	Myriad Genetics, Inc.(a)	661,343
15,097	PAREXEL International Corp.(a)	970,888
6,592	Shire PLC(b)	1,591,902
6,307	Waters Corp.(a)	809,693

		7,587,501

	Industrials - 10.03%
10,307	FEI Co.	854,759
10,306	JB Hunt Transport Services, Inc.	846,020
10,430	MSC Industrial Direct Co. - Class A	727,701
48,146	Quanta Services, Inc.(a)	1,387,568
4,981	Stericycle, Inc.(a)	667,006

		4,483,054

Shares		Value (Note 1)

COMMON STOCKS - 85.98% (continued)
	Information Technology - 14.63%
20,898	Akamai Technologies, Inc.(a)	$1,459,098
9,586	ANSYS, Inc.(a)	874,627
19,850	Blackbaud, Inc.	1,130,457
5,486	FactSet Research Systems, Inc.	891,530
11,056	MasterCard, Inc. - Class A	1,033,515
48,821	Trimble Navigation, Ltd.(a)	1,145,341

		6,534,568

Total Common Stocks (Cost $24,234,703)		38,417,131

SHORT TERM INVESTMENTS - 21.47%
9,592,399	Dreyfus Cash Management Institutional Shares, 0.04%(c)	9,592,399

Total Short Term Investments (Cost $9,592,399)		9,592,399

Total Value of Investments (Cost $33,827,102) - 107.45%		48,009,530
Liabilities in Excess of Other Assets - (7.45)%		(3,329,262)

Net Assets - 100.00%		$44,680,268

(a) Non-income producing investment.
(b) American Depositary Receipt.
(c) Represents 7 day effective yield at June 30, 2015.
+ See note 1.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company. (Ireland & United Kingdom)

See Notes to Schedule of Investments.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2015 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), and The Brown Capital Management Mid-Cap Fund1 (“Mid-Cap Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of The Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. All of the Funds in this report are classified as diversified management investment companies as defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid-Cap Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective by investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies. The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

_________________
1. On July 29, 2015, the Mid-Cap Fund changed its name to the Brown Capital Management Mid Company Fund and it made corresponding changes to investment strategies to reflect its focus on the revenue of its portfolio companies rather than capitalization. As of the end of the period covered by this report, however, the Fund's old name and strategies were still in place. As a result, references herein are to the Fund under its old name (i.e., the Mid-Cap Fund) and old strategies.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the three months ended June 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2015:

Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,712,530,846	$—	$—	$2,712,530,846
Short Term Investments	78,255,457	—	—	78,255,457

Total	$2,790,786,303	$—	$—	$2,790,786,303

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$23,994,035	$—	$—	$23,994,035
Short Term Investments	1,146,739	—	—	1,146,739

Total	$25,140,774	$—	$—	$25,140,774

Mid-Cap Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$38,417,131	$—	$—	$38,417,131
Short Term Investments	9,592,399	—	—	9,592,399

Total	$48,009,530	$—	$—	$48,009,530

*See Schedule of Investments for industry/country classifications

There were no transfers into or out of Levels 1, 2 and 3 during the period ended June 30, 2015.

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended June 30, 2015, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Security Name	Share Balances at April 1, 2015	Purchases	Sales	Share Balances at June 30, 2015	Market Value at June 30, 2015	Dividends	Realized Gains (Losses)

Abaxis, Inc.	1,837,113	-	-	1,837,113	$94,574,577	$202,082	$-
American Software, Inc. - Class A	1,935,376	-	-	1,935,376	18,386,072	193,538	-
Balchem Corp.	1,610,055	-	-	1,610,055	89,712,265	-	-
Blackbaud, Inc.	2,608,142	-	-	2,608,142	148,533,687	312,977	-
Cantel Medical Corp.	2,923,149	-	-	2,923,149	156,885,407	-	-
Diodes, Inc.	2,650,693	-	22,775	2,627,918	63,359,103	-	(32,634)
DTS, Inc.	736,183	470,709	-	1,206,892	36,798,137	-
Dynamic Materials Corp.	968,140	-	-	968,140	10,649,540	38,726	-
Geospace Technologies Corp.	775,447	-	-	775,447	17,874,053	-	-
Meridian Bioscience, Inc.	2,267,916	-	-	2,267,916	42,273,954	453,583	-
Neogen Corp.	2,320,132	-	-	2,320,132	110,067,062	-	-
Netscout System	2,784,456	-	-	2,784,456	102,106,002		-
NIC, Inc.	4,615,448	-	-	4,615,448	84,370,389	-	-
PROS Holdings, Inc.	2,105,553	-	-	2,105,553	44,448,224	-	-
Quidel Corp.	2,670,694	-	-	2,670,694	61,292,427	-	-
Sun Hydraulics Corp.	2,297,114	-	326,013	1,971,101	75,118,659	177,399	(279,739)
Vocera
Communications, Inc.	1,705,518	-	-	1,705,518	19,528,181	-	-

TOTAL	36,811,129	470,709	(348,788)	36,933,050	$1,175,977,739	$1,378,305	$(312,373)

2. FEDERAL INCOME TAX

At June 30, 2015, the tax-basis cost of investments and components of net assets were as follows:

	Small Company Fund	International Equity Fund	Mid-Cap Fund

Unrealized Appreciation	$1,374,191,004	$3,536,420	$14,699,553
Unrealized (Depreciation)	(64,807,969)	(1,155,861)	(563,655)

Net Unrealized Appreciation	1,309,383,035	2,380,559	14,135,898

Cost of investments for income tax purposes	1,481,403,268	22,760,215	33,873,632

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee Keith A. Lee Trustee, President and Principal Executive Officer

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee Keith A. Lee Trustee, President and Principal Executive Officer, Brown Capital Management Mutual Funds

Date: August 27, 2015

By: (Signature and Title)	/s/ Cecil E. Flamer Cecil E. Flamer Treasurer and Principal Financial Officer, Brown Capital Management Mutual Funds

Date: August 27, 2015